Annual Total Returns - Emerging Markets Portfolio [BarChart] - 02.28 VIP Emerging Markets Portfolio Investor PRO-09 - Emerging Markets Portfolio - VIP Emerging Markets Portfolio-Investor VIP	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(21.05%)
Annual Return 2012	14.14%
Annual Return 2013	3.90%
Annual Return 2014	1.30%
Annual Return 2015	(10.08%)
Annual Return 2016	3.06%
Annual Return 2017	47.32%
Annual Return 2018	(18.02%)
Annual Return 2019	29.38%
Annual Return 2020	31.16%